CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
License	$ 61,320	$ 38,907	$ 27,029
Maintenance and professional services	41,679	27,250	20,179
Revenues	102,999	66,157	47,208
Cost of revenues:
License	2,654	1,216	1,002
Maintenance and professional services	12,053	7,860	5,922
Cost of revenues	14,707	9,076	6,924
Gross profit	88,292	57,081	40,284
Operating expenses:
Research and development	14,400	10,404	7,273
Sales and marketing	44,943	32,840	22,081
General and administrative	8,495	4,758	3,297
Total operating expenses	67,838	48,002	32,651
Operating income	20,454	9,079	7,633
Financial income (expenses), net	(5,988)	(1,124)	4
Income before income taxes	14,466	7,955	7,637
Taxes on income (tax benefit)	4,512	1,320	(225)
Net income	9,954	6,635	7,862
Basic net income per ordinary share	$ 0.46	$ 0.25	$ 0.51
Diluted net income per ordinary share	$ 0.34	$ 0.14	$ 0.31
Other comprehensive income (loss)
Unrealized gain (loss) on foreign currency cash flow hedges	(488)	155
Other comprehensive income (loss) for the period	(488)	155
Total comprehensive income	$ 9,466	$ 6,790	$ 7,862